Net Loss Per Share (Details) - Schedule of basic and diluted earnings per share (Parentheticals) - Class A Common Stock [Member] - $ / shares	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Schedule of Basic and Diluted Earnings Per Share [Abstract]
Basic and diluted weighted average number	6,122	5,826	279	8	5,975	5,817	19
Basic and diluted net loss available	$ (1.84)	$ (4.68)	$ (15.76)	$ (5.17)	$ (7.90)	$ (6.47)	$ (19.06)